INVESTMENTS IN SECURITIES - Schedule of Investments in Securities Using Predominantly Unobservable Inputs (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Investments In Securities [Line Items]
Investments in securities, at beginning of period	$ 379,268
Investments in securities, at end of period	404,379	$ 379,268
Measured using predominantly unobservable inputs | Debt And Equity Securities
Disclosure Of Investments In Securities [Line Items]
Investments in securities, at beginning of period	1,505	1,253
Gains recognised in other comprehensive income	44	45
Purchases	299	329
Sales	(17)	(60)
Other movements	(124)	(62)
Investments in securities, at end of period	$ 1,707	$ 1,505